BIOLOGICAL ASSETS (Details 1) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023
Estimated selling price per lb	$ 938	$ 459	$ 945
Impact of change in estimated selling price	$ 335,193	$ 764,431	$ 340,390
Estimated stage of growth	55.00%	72.00%	51.00%
Impact of change in estimated stage of growth	$ 285,243	$ 541,596	$ 280,663
Estimated flower yield per harvest (lb)	$ 2,972	$ 3,858	$ 3,283
Impact of change in estimated flower yield	$ 285,243	$ 541,596	$ 280,663